                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VUL
                                  JUNE 30, 1999
                               SEMI-ANNUAL REPORT


                          SEPARATE ACCOUNT VUL FUNDING
                    EQUIBUILDER -TM- FLEXIBLE PREMIUM VARIAbLE
                             LIFE INSURANCE POLICIES


                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                     SEMI-ANNUAL REPORT DATED JUNE 30, 1999

-------------------------------------------------------------------------------

                                  JUNE 30, 1999

                               SEMI-ANNUAL REPORT

                             THE HUDSON RIVER TRUST



                          PRINCIPAL OFFICE LOCATED AT:
                                  1755 Broadway
                            New York, New York 10019


                     SEMI-ANNUAL REPORT DATED JUNE 30, 1999


-------------------------------------------------------------------------------
The Semi-Annual Report of Separate Account VUL is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Report of The Hudson River Trust is prepared by The Hudson River Trust.

-------------------------------------------------------------------------------

This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)

                                           COMMON          MONEY                        AGGRESSIVE        HIGH
                                            STOCK          MARKET        BALANCED         STOCK           YIELD         GLOBAL
                                          DIVISION        DIVISION       DIVISION        DIVISION       DIVISION       DIVISION
                                    ------------------------------------------------------------------------------------------------
Investments in The Hudson River
        Trust, at fair value
        (cost:  see below)          $  12,755,814     $  712,158      $  3,547,602    $  3,368,425    $  256,409    $ 1,569,725

Due from (to) general account                  55            (28)               76             487            25            (25)
                                    ------------------------------------------------------------------------------------------------

NET ASSETS                          $  12,755,869     $  712,130      $  3,547,678    $  3,368,912    $  256,434    $ 1,569,700
                                    ================================================================================================

Unit value                          $      458.65     $   149.74      $     256.88    $     396.55    $   248.13    $    320.82
                                    ================================================================================================

Units outstanding                          27,812          4,756            13,811           8,496         1,033          4,893
                                    ================================================================================================


Cost of investments                 $   9,767,984     $  695,342      $  3,744,504    $  3,563,119    $  312,562    $ 1,199,989
                                    ================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                      COMMON          MONEY                  AGGRESSIVE     HIGH
                                                       STOCK          MARKET       BALANCED     STOCK       YIELD          GLOBAL
                                                      DIVISION       DIVISION      DIVISION    DIVISION    DIVISION       DIVISION
                                                   --------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
     Dividends                                        $1,209,543     $   8,571    $  255,581   $   71,328  $   12,615   $   80,832

Expenses
     Mortality and expense risk charge                    45,917         3,770        13,925       12,543         910        5,511
                                                   --------------------------------------------------------------------------------
Net investment income                                  1,163,626         4,801       241,656       58,785      11,705       75,321

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss)                           812,078         2,598       242,028       37,566      (1,099)      31,266
      Net  unrealized appreciation (depreciation):

            Beginning of period                        3,643,860        (1,153)       99,939     (539,848)    (37,274)     328,405

            End of period                              2,987,830        16,816      (196,902)    (194,694)    (56,153)     369,736
                                                   --------------------------------------------------------------------------------

      Net change in unrealized appreciation
           (depreciation) during the period             (656,030)       17,969      (296,841)      345,154      (18,879)     41,331
                                                   --------------------------------------------------------------------------------

Net realized and unrealized
   gain (loss) on investments                            156,048        20,567       (54,813)     382,720     (19,978)      72,597
                                                   --------------------------------------------------------------------------------

Net increase (decrease) in net assets
    resulting from operations                         $1,319,674     $  25,368     $ 186,843    $ 441,505   $  (8,273)   $ 147,918
                                                   ================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF CHANGES IN NET ASSETS

                                               COMMON        MONEY                     AGGRESSIVE       HIGH
SIX MONTHS ENDED JUNE 30, 1999                 STOCK         MARKET       BALANCED        STOCK        YIELD       GLOBAL
(UNAUDITED)                                   DIVISION      DIVISION      DIVISION      DIVISION      DIVISION    DIVISION
                                           -----------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income                $     1,163,626   $    4,801 $    241,656  $    58,785  $    11,705    $  75,321
      Net realized gain (loss)
          on investments                           812,078        2,598      242,028       37,566       (1,099)      31,266
      Net change in unrealized appreciation
          (depreciation) on investments           (656,030)      17,969     (296,841)     345,154      (18,879)      41,331
                                           -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                             1,319,674       25,368      186,843      441,505       (8,273)     147,918
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments               351,593       10,729      198,683      162,922        9,184       52,662
      Withdrawals                                 (653,032)    (284,342)    (408,393)    (313,499)     (13,018)     (81,533)
      Transfers between Separate
          Account VUL Divisions, net              (166,193)     269,482       43,023     (165,786)      (6,659)       9,454
                                           -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from policy related transactions              (467,632)      (4,131)    (166,687)    (316,363)     (10,493)     (19,417)
                                           -----------------------------------------------------------------------------------
Increase (decrease) in net assets                  852,042       21,237       20,156      125,142      (18,766)     128,501
Net assets, beginning of period                 11,903,827      690,893    3,527,522    3,243,770      275,200    1,441,199
                                           -----------------------------------------------------------------------------------
Net assets, end of period                  $    12,755,869   $  712,130 $  3,547,678  $ 3,368,912  $   256,434   $1,569,700
                                           ===================================================================================


YEAR ENDED DECEMBER 31, 1998

CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income                $       929,843   $   22,662 $    280,741  $   369,210  $    39,170   $  113,716
      Net realized gain (loss)
          on investments                           830,487       (8,208)     381,612      340,543       (3,090)      46,482
      Net change in unrealized appreciation
          (depreciation) on investments          1,025,641       (2,514)    (136,844)    (746,875)     (53,307)     103,027
                                           -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
      from operations                            2,785,971       11,940      525,509      (37,122)     (17,227)     263,225
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments               600,585       48,759      285,576      327,394       31,481      127,946
      Withdrawals                                 (778,678)     (49,300)    (371,296)    (334,602)     (24,258)    (105,617)
      Transfers between Separate
          Account VUL Divisions, net               110,608       48,095       10,572      (21,748)      (1,514)    (116,522)
                                           -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from policy related transactions              (67,485)      47,554      (75,148)     (28,956)       5,709      (94,193)
                                           -----------------------------------------------------------------------------------
Increase (decrease) in net assets                2,718,486       59,494      450,361      (66,078)     (11,518)     169,032
Net assets, beginning of year                    9,185,341      631,399    3,077,161    3,309,848      286,718    1,272,167
                                           -----------------------------------------------------------------------------------
Net assets, end of year                    $    11,903,827   $  690,893 $  3,527,522  $ 3,243,770  $   275,200   $1,441,199
                                           ===================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)


1.     NATURE OF OPERATIONS

       The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of six investment divisions, was established in July 1987 in conformity with Illinois Insurance Law and commenced operations in January 1990. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of a mutual fund, The Hudson River Trust (Trust). The Account's financial statements should be read in conjunction with the financial statements of the Trust.

       The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder -TM- Flexible Premium Variable Life Insurance Policies (Policies). Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other American Franklin business. New Policies are no longer being issued.

       The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's general account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's general account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.     SIGNIFICANT ACCOUNTING POLICIES

       Investments in shares of the Trust are carried at fair value using the net asset values of the respective Portfolios of the Trust corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Trust shares are calculated on the specific identification method.

       The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)



3.     POLICY CHARGES

       Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for the administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyowner. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $594,900 for the six months ended June 30, 1999.

       During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS


SIX MONTHS ENDED JUNE 30, 1999

                                          COMMON        MONEY                     AGGRESSIVE       HIGH
                                          STOCK         MARKET       BALANCED       STOCK         YIELD         GLOBAL
                                         DIVISION      DIVISION      DIVISION      DIVISION      DIVISION      DIVISION
                                      -------------------------------------------------------------------------------------
Unit value, beginning of period          $412.53     $146.89        $244.11       $347.58        $255.21        $292.09
                                      =====================================================================================

Unit value, end of period                $458.65     $149.74        $256.88       $396.55        $248.13        $320.82
                                      =====================================================================================

Number of units outstanding,
  beginning of period                     28,856       4,704         14,451         9,332          1,078          4,934

Net contract purchase payments               866         135            799           445             36            173

Withdrawals                               (1,504)     (1,852)        (1,611)         (835)           (54)          (245)

Transfers between Separate
  Account VUL Divisions, net                (406)      1,769            172          (446)           (27)            31
                                      -------------------------------------------------------------------------------------

Number of units outstanding,
  end of period                           27,812       4,756         13,811         8,496          1,033          4,893
                                      =====================================================================================


5.     REMUNERATION OF MANAGEMENT

       The Account incurs no liability or expense for payment to directors, members of advisory boards, officers, or any other person who might provide a service for the Account, except as described in Note 3.

6.     YEAR 2000

       INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including American Franklin, has executed a plan to minimize the risk of a significant negative impact on its operations.

       While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)


       prove that they will function into the next century as they do currently; and (5) return the systems to operations.

       As of June 30, 1999, these activities had been substantially completed, making American Franklin's critical systems Year 2000 ready. American Franklin will continue to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, American Franklin currently is developing plans for the century transition, which will restrict systems modifications from November 1999 through January 2000, create rapid response teams to address problems, and limit vacations for key technical personnel.

       THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness.

       American Franklin assessed and mitigated the risks associated with the potential failure of third parties to achieve Year 2000 readiness. American Franklin's activities included the following: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of June 30, 1999, these activities have been substantially completed. Where necessary, critical third party dependencies have been included in American Franklin's contingency plans. Due to the various stages of Year 2000 readiness for these critical third party dependencies, American Franklin's testing activities related to critical third parties will extend throughout 1999.

       CONTINGENCY PLANS. American Franklin has undertaken contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. As of June 30, 1999, these activities have been substantially completed. The contingency plans will continue to be tested and updated throughout 1999.

       RISKS AND UNCERTAINTIES. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, and contingency plans, American Franklin believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to American Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)


       achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing American Franklin's plans, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

       COSTS. In 1999, American Franklin has incurred and will continue to incur costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies.